Consolidated Segment Data - Schedule of the Assets by Segment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Assets by segment	$ 44,692,419	$ 45,814,948
Secured logistics [Member]
Disclosure of operating segments [line items]
Assets by segment	21,448,136	21,613,383
Robotics AI solutions [Member]
Disclosure of operating segments [line items]
Assets by segment	1,979,695	3,127,857
General security solutions [Member]
Disclosure of operating segments [line items]
Assets by segment	3,837,511	2,836,403
Corporate and others [Member]
Disclosure of operating segments [line items]
Assets by segment	17,427,077	18,035,342
Assets held for sale - Information security [Member]
Disclosure of operating segments [line items]
Assets by segment		$ 201,963	[1]

[1]	As of December 31, 2023, the total assets for information security segment were presented as assets held for sale on the consolidated balance sheets.